Note 6 - Other Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
6.	Other income

	2016	2015	2014

Disposal (gain) loss, net	$(1,084)	$(11)	$100
Unusual gain	(439)	(382)	(773)
Equity earnings	(894)	(729)	(589)
	$(2,417)	$(1,122)	$(1,262)